INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	$ 12,753	$ 7,136
Deferred income tax liabilities	(1,077)	(682)
Mexico operations [Member] | Deferred Tax Derived From Income Tax [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	12,753	7,136
Mexico operations [Member] | Deferred Tax Derived From Income Tax [Member] | Tax loss carryforwards [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	18,412	7,648
Mexico operations [Member] | Deferred Tax Derived From Income Tax [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	2,354	2,149
Mexico operations [Member] | Deferred Tax Derived From Income Tax [Member] | Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(1,875)	(1,326)
Mexico operations [Member] | Deferred Tax Derived From Income Tax [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(6,138)	(1,335)
Mexico operations [Member] | Deferred Tax Derived From Special Mining Duty [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(1,077)	(682)
Mexico operations [Member] | Deferred Tax Derived From Special Mining Duty [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(230)	0
Mexico operations [Member] | Deferred Tax Derived From Special Mining Duty [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(624)	(169)
Mexico operations [Member] | Deferred Tax Derived From Special Mining Duty [Member] | Other [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ (223)	$ (513)